UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     10201


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC               OPTION              125581901      269      191     X    SOLE                      191
AIRGAS INC                  COMMON              009363102      264     4233 X        SOLE                     4233
ALCON INC                   COMMON              H01301102     1043     6384 X        SOLE                     6384
CHARTER COMMUNICATIONS INC  COMMON              16117M305      381     9795 X        SOLE                     9795
CHEMTURA CORP               COMMON              163893209      837    52360 X        SOLE                    52360
CHESAPEAKE LODGING TRUST    COMMON              165240102      364    19373 X        SOLE                    19373
CIT GROUP INC               COMMON              125581801     1268    26930 X        SOLE                    26930
COMMSCOPE INC               COMMON              203372107      376    12050 X        SOLE                    12050
DYNEGY INC                  COMMON              26817G300      239    42562 X        SOLE                    42562
EXCO RESOURCES INC          COMMON              269279402      476    24522 X        SOLE                    24522
GENERAL GROWTH PPTYS INC    COMMON              370023103      560    36149 X        SOLE                    36149
GENZYME CORP                COMMON              372917104      873    12262 X        SOLE                    12262
LIBERTY MEDIA CORP          COMMON              53071M708      347     5215 X        SOLE                     5215
LYONDELLBASELL INDUSTRIES   COMMON              N53745100       55     1592 X        SOLE                     1592
SMURFIT-STONE CONTAINER CORPCOMMON              83272A104      271    10584 X        SOLE                    10584
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101      372    15962 X        SOLE                    15962
XERIUM TECHNOLOGIES INC     COMMON              98416J118      428    26826 X        SOLE                    26826
ADVANCED MICRO DEVICES INC  NOTE                007903AL1     1759  1744000 X        SOLE                  1744000
ALBEMARLE CORP              OPTION              012653951        0       24     X    SOLE                       24
DU PONT E I DE NEMOURS & CO OPTION              263534959        1       66     X    SOLE                       66
SPDR S&P 500 ETF TR         OPTION              78462F953       18       56     X    SOLE                       56